Cash Flow Information (Tables)	12 Months Ended
Feb. 28, 2018
Supplemental Cash Flow Information [Abstract]
Interest and Income Taxes Paid
Certain consolidated statements of cash flow information related to interest and income taxes paid is summarized as follows:

	For the Years Ended
	February 28, 2018	February 28, 2017	February 29, 2016
Interest paid during the year	$39	$48	$75
Income taxes paid during the year	6	10	30
Income tax refunds received during the year	7	19	172